Other comprehensive income - Items may be reclassified: investments in subsidiaries, etc. (Details) - EUR (€) € in Millions		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Items that may be reclassified to profit or loss
Balance at beginning of year		€ (26,911)	€ (16,701)
Net amounts transferred to profit or loss	€ 2,136	177	(202)
Balance at end of year	(16,701)	(23,887)	(26,911)	€ (16,701)
Equity Investments
Items that may be reclassified to profit or loss
Balance at beginning of year		(489)	(335)	(320)
Revaluation gains/(losses)		7	(170)	(22)
Net amounts transferred to profit or loss		6	16	7
Balance at end of year	(335)	(476)	(489)	(335)
Equity Investments | Zurich Santander Insurance America, S.L. - Consolidated
Items that may be reclassified to profit or loss
Balance at beginning of year		(298)	(171)
Balance at end of year	€ (171)	€ (332)	€ (298)	€ (171)